Commitments and Contingencies (Details)	Dec. 31, 2017 USD ($)
Commitments and Contingencies [Abstract]
2018	$ 198,927
2019	203,947
2020	214,489
2021	37,655
2022	18,443
Thereafter	92,217
Total	$ 765,678